CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings Statutory Reserves [Member]	Retained Earnings Unrestricted [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 23,000	$ 7,453,265	$ 1,061,217	$ 5,399,121	$ 212,504	$ 1,236,671	$ 15,385,778
Beginning balance , shares at Dec. 31, 2020	9,200,000
Net income attributable to CDT Environmental Technology Investment Holdings Limited				6,775,739			6,775,739
Net income attributable to noncontrolling interests						(197,479)	(197,479)
Statutory reserve			700,411	(700,411)
Foreign currency translation adjustments					347,249	80,947	428,196
Ending balance, value at Dec. 31, 2021	$ 23,000	7,453,265	1,761,628	11,474,449	559,753	1,120,139	22,392,234
Ending balance , shares at Dec. 31, 2021	9,200,000
Net income attributable to CDT Environmental Technology Investment Holdings Limited				5,782,018			5,782,018
Net income attributable to noncontrolling interests						(539,229)	(539,229)
Statutory reserve			643,911	(634,911)
Derecognition of noncontrolling interest upon disposal of a subsidiary						35,199	35,199
Foreign currency translation adjustments					(2,050,374)	(59,937)	(2,110,311)
Ending balance, value at Dec. 31, 2022	$ 23,000	7,453,265	2,396,539	16,621,556	(1,490,621)	556,172	25,559,911
Ending balance , shares at Dec. 31, 2022	9,200,000
Net income attributable to CDT Environmental Technology Investment Holdings Limited				7,417,706			7,417,706
Net income attributable to noncontrolling interests						(393,652)	(393,652)
Statutory reserve			796,316	(796,316)
Foreign currency translation adjustments					(518,800)	21,078	(497,722)
Ending balance, value at Dec. 31, 2023	$ 23,000	$ 7,453,265	$ 3,192,855	$ 23,242,946	$ (2,009,421)	$ 183,598	$ 32,086,243
Ending balance , shares at Dec. 31, 2023	9,200,000